Investments (Details Narrative) (10-K) - USD ($)	Jun. 28, 2019	Dec. 31, 2018	Dec. 31, 2012	Dec. 31, 2011
Hooters America [Member]
Investments Debt And Equity Securities [Line Items]
Equity method, ownership percentage	0.60%	0.60%	3.00%	3.00%
Chanticleer Investors, LLC [Member]
Investments Debt And Equity Securities [Line Items]
Investment cost			$ 800,000	$ 800,000
Equity method, ownership percentage			22.00%	22.00%